Subsequent Event (Details Textual) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jul. 31, 2014 Subsequent Event Building	Jul. 31, 2014 Michigan Subsequent Event	Jul. 31, 2014 MEXICO Subsequent Event
Subsequent Event [Line Items]
Number of buildings to be purchased		2
Payments to acquire buildings	$ 9,035		$ 4,500	$ 2,000